UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 9/30/2007

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 108.0%
	SHARES	VALUE
Consumer Products - 4.9%
Apparel and Shoes - 1.6%
dELiA*s [a,c]	42,900	$201,630
Hartmarx Corporation [a]	70,000	343,000
Kleinert’s [a,d]	14,200	0
Steven Madden	21,750	412,162
Mothers Work [a,c]	13,900	259,513
Movie Star [a,c]	171,400	389,078
True Religion Apparel [a,c]	19,700	346,720
Weyco Group	120,000	3,769,200

		5,721,303

Collectibles - 0.2%
Topps Company (The)	74,200	718,998

Food/Beverage/Tobacco - 0.7%
Green Mountain Coffee Roasters [a,c]	76,800	2,548,992

Home Furnishing and Appliances - 0.4%
American Technology [a,c]	50,000	190,000
DTS [a,c]	7,000	212,590
Lifetime Brands	42,054	853,276
U.S. Home Systems [a,c]	10,000	71,500

		1,327,366

Publishing - 0.3%
Voyager Learning [a,c]	125,000	1,011,250

Sports and Recreation - 0.9%
Cybex International [a,c]	70,000	344,400
Monaco Coach	142,400	1,997,872
Orange 21 [a,c]	9,000	44,640
Sturm, Ruger & Company [a]	45,000	805,950

		3,192,862

Other Consumer Products - 0.8%
Cobra Electronics	10,000	67,400
A.T. Cross Company Cl. A [a,c]	100,000	1,105,000
Lazare Kaplan International [a]	151,700	1,124,097
NexCen Brands [a,c]	86,400	580,608

		2,877,105

Total		17,397,876

Consumer Services - 4.3%
Direct Marketing - 0.2%
Dover Saddlery [a]	10,200	62,220
FTD Group	55,000	818,400

		880,620

Leisure and Entertainment - 0.1%
FortuNet [a,c]	5,000	49,050
IMAX Corporation [a,c]	25,000	105,000
TiVo [a,c]	20,000	127,000

		281,050

Media and Broadcasting - 0.3%
Ballantyne of Omaha [a,c]	100,000	591,000
Outdoor Channel Holdings [a,c]	69,750	629,842

		1,220,842

Restaurants and Lodgings - 0.2%
Benihana Cl. A [a,c]	800	13,848
Cosi [a,c]	91,200	315,552
Jamba [a,c]	29,600	208,088

		537,488

Retail Stores - 3.0%
A.C. Moore Arts & Crafts [a]	40,000	630,400
America’s Car-Mart [a,c]	200,000	2,262,000
Buckle (The)	35,250	1,337,385
Cache [a,c]	19,200	342,720
Casual Male Retail Group [a]	28,800	258,048
Cato Corporation Cl. A	68,100	1,391,964
Cost Plus [a,c]	115,477	464,218
Deb Shops	19,900	535,111
Stein Mart	168,900	1,285,329
West Marine [a,c]	142,000	1,640,100
Wet Seal (The) Cl. A [a,c]	92,600	358,362

		10,505,637

Other Consumer Services - 0.5%
Ambassadors Group	15,000	571,500
Ambassadors International	6,100	149,633
Collectors Universe	23,200	326,656
Premier Exhibitions [a,c]	41,100	619,788
Renaissance Learning	2,365	28,593

		1,696,170

Total		15,121,807

Diversified Investment Companies - 1.6%
Closed-End Funds - 1.6%
ASA	48,900	3,657,720
Central Fund of Canada Cl. A	207,000	2,034,810

Total		5,692,530

Financial Intermediaries - 10.2%
Banking - 3.1%
Abigail Adams National Bancorp	160,500	2,168,355
B of I Holding [a,c]	100,000	739,000
Bancorp (The) [a,c]	51,180	944,783
First National Lincoln	40,200	606,216
Lakeland Financial	45,000	1,039,950
Meta Financial Group	44,800	1,785,280
Nexity Financial [a,c]	147,599	1,225,072
Peapack-Gladstone Financial	27,600	703,800
Queen City Investments [a]	948	911,976
Quest Capital	30,000	76,610
Sterling Bancorp	32,869	460,166
Sterling Financial	7,779	209,333

		10,870,541

Insurance - 1.7%
AmCOMP [a]	5,600	52,864
American Safety Insurance Holdings [a]	20,000	396,400
CRM Holdings [a,c]	124,000	781,200
First Acceptance [a]	258,405	1,304,945
Independence Holding	33,534	683,423
NYMAGIC	65,400	1,818,774
Navigators Group [a,c]	15,200	824,600

		5,862,206

Real Estate Investment Trusts - 0.4%
Bimini Capital Management Cl. A	249,000	328,680
Capstead Mortgage	104,900	1,078,372

		1,407,052

Securities Brokers - 2.6%
Cowen Group [a,c]	93,600	1,293,552
Diamond Hill Investment Group [a,c]	5,000	408,750
First Albany Companies [a,c]	95,000	161,500
International Assets Holding [a,c]	123,100	3,169,825
Sanders Morris Harris Group	136,000	1,380,400
Stifel Financial [a,c]	38,733	2,240,317
Thomas Weisel Partners Group [a,c]	6,500	94,315
Tradestation Group [a,c]	30,000	350,100

		9,098,759

Other Financial Intermediaries - 2.4%
Kohlberg Capital	98,100	1,477,386
MVC Capital	226,200	4,191,486
MarketAxess Holdings [a,c]	123,700	1,855,500
NGP Capital Resources	68,080	1,104,938

		8,629,310

Total		35,867,868

Financial Services - 4.5%
Information and Processing - 0.1%
EDGAR Online [a,c]	27,200	81,056

Insurance Brokers - 0.2%
Crawford & Company Cl. A [a]	50,000	276,000
Health Benefits Direct [a,c]	211,265	464,783

		740,783

Investment Management - 3.3%
ADDENDA Capital	131,700	2,664,057
BKF Capital Group [a,b]	406,500	955,275
Epoch Holding Corporation [a]	211,500	2,977,920
Hennessy Advisors	24,750	269,775
Highbury Financial [a,b,c]	580,400	2,605,996
Highbury Financial (Warrants) [a]	533,900	298,984
Sceptre Investment Counsel	78,000	812,426
Westwood Holdings Group	31,900	1,094,489

		11,678,922

Other Financial Services - 0.9%
Alternative Asset Management Acquisition (Units) [a]	250,000	2,487,500
General Finance [a,c]	100,000	800,000

		3,287,500

Total		15,788,261

Health - 16.6%
Commercial Services - 2.7%
eResearch Technology [a,c]	185,000	2,107,150
First Consulting Group [a,c]	300,699	3,097,200
Medifast [a,c]	45,200	252,216
PDI [a,c]	66,800	693,384
PAREXEL International [a,c]	80,900	3,338,743

		9,488,693

Drugs and Biotech - 6.5%
Adolor Corporation [a,c]	172,000	588,240
Allos Therapeutics [a,c]	123,600	587,100
Barrier Therapeutics [a,c]	31,300	189,052
Cambrex Corporation	16,000	174,240
Caraco Pharmaceutical Laboratories [a]	20,450	311,862
Cardiome Pharma [a,c]	21,000	198,240
Cell Genesys [a]	58,000	221,560
Cerus Corporation [a,c]	189,600	1,655,208
Coley Pharmaceutical Group [a,c]	230,000	722,200
CollaGenex Pharmaceuticals [a,c]	25,000	224,500
Durect Corporation [a,c]	44,100	241,668
DUSA Pharmaceuticals [a]	57,600	125,568
Dyax Corporation [a]	47,300	170,280
Emisphere Technologies [a,c]	163,200	784,992
Favrille [a,c]	275,600	840,580
Gene Logic [a]	224,900	267,631
Genitope Corporation [a,c]	294,700	1,320,256
Hi-Tech Pharmacal [a]	77,530	920,281
ImmunoGen [a,c]	24,000	111,600
Lexicon Pharmaceuticals [a,c]	40,000	138,400
Lifecore Biomedical [a,c]	27,900	359,910
Luminex Corporation [a,c]	28,575	430,911
Mannkind Corporation [a,c]	42,000	406,560
Maxygen [a]	5,000	34,050
Momenta Pharmaceuticals [a,c]	69,500	791,605
Myriad Genetics [a,c]	25,000	1,303,750
Nastech Pharmaceutical [a,c]	2,700	35,937
Neurogen Corporation [a,c]	40,000	177,600
Nuvelo [a,c]	239,000	489,950
Oncolytics Biotech [a,c]	36,000	68,040
Orchid Cellmark [a]	78,000	436,020
Origin Agritech [a]	221,688	1,682,612
Pharmacyclics [a]	228,000	524,400
Pharmanet Development Group [a,c]	25,000	725,750
Sangamo BioSciences [a,c]	21,000	296,310
Seattle Genetics [a,c]	72,000	809,280
Senomyx [a,c]	47,000	575,750
Sinovac Biotech [a,c]	118,800	647,460
Strategic Diagnostics [a,c]	67,100	342,210
Sunesis Pharmaceuticals [a,c]	282,000	648,600
Tapestry Pharmaceuticals [a,c]	483,000	719,670
Theragenics Corporation [a,c]	145,800	654,642
Trimeris [a,c]	128,000	995,840

		22,950,315

Health Services - 1.7%
Albany Molecular Research [a,c]	40,000	604,000
Alliance Imaging [a,c]	85,200	771,912
Bio-Imaging Technologies [a]	19,100	135,992
CorVel Corporation [a,c]	40,125	927,690
Gentiva Health Services [a]	23,000	441,830
HMS Holdings [a,c]	11,900	292,859
Hooper Holmes [a,c]	88,600	209,096
MedCath Corporation [a,c]	18,000	494,280
Mediware Information Systems [a,c]	63,900	418,545
On Assignment [a]	41,100	383,874
RehabCare Group [a]	22,000	386,980
Sun Healthcare Group [a,c]	41,000	685,110
U.S. Physical Therapy [a]	10,000	148,000

		5,900,168

Medical Products and Devices - 5.5%
Allied Healthcare Products [a]	273,500	1,848,860
AngioDynamics [a,c]	14,000	263,900
Anika Therapeutics [a]	17,000	353,770
Atrion Corporation	4,000	500,000
CAS Medical Systems [a,c]	86,500	461,910
Caliper Life Sciences [a]	50,000	287,000
Cardiac Science [a]	26,243	264,529
CONMED Corporation [a,c]	3,900	109,161
Cutera [a,c]	18,700	490,127
Del Global Technologies [a]	461,301	1,176,318
EPIX Pharmaceuticals [a,c]	32,666	132,624
Exactech [a,c]	113,100	1,815,255
Golden Meditech Company [a]	24,100	11,098
HealthTronics [a,c]	64,400	328,440
Kensey Nash [a]	26,650	695,831
Medical Action Industries [a,c]	125,250	2,963,415
Merit Medical Systems [a]	8,700	112,926
NMT Medical [a,c]	17,000	135,490
Neurometrix [a,c]	21,500	187,695
Orthofix International [a,c]	28,000	1,371,160
OrthoLogic Corporation [a,c]	65,000	91,650
PLC Systems [a]	105,200	55,756
Possis Medical [a,c]	28,900	391,595
Shamir Optical Industry [a]	7,500	90,075
Synovis Life Technologies [a,c]	20,000	431,400
Thermage [a]	97,300	688,884
Urologix [a,c]	405,500	754,230
Utah Medical Products	42,300	1,327,797
Vital Images [a,c]	6,100	119,072
Young Innovations	66,050	1,889,691

		19,349,659

Personal Care - 0.2%
Helen of Troy [a,c]	20,000	386,200
Nutraceutical International [a]	15,000	228,150

		614,350

Total		58,303,185

Industrial Products - 14.6%
Automotive - 1.0%
International Textile Group [a]	85,000	493,000
LKQ Corporation [a,c]	11,400	396,834
Noble International	26,200	557,798
SORL Auto Parts [a,c]	73,600	571,136
Spartan Motors	6,300	106,029
Strattec Security [a]	28,300	1,316,516
Wescast Industries Cl. A	12,900	177,681

		3,618,994

Building Systems and Components - 1.1%
AAON	94,500	1,864,485
LSI Industries	65,112	1,336,098
Napco Security Systems [a,c]	101,700	566,469

		3,767,052

Construction Materials - 1.3%
Ash Grove Cement	8,000	1,864,000
Monarch Cement	50,410	1,441,726
Synalloy Corporation	58,200	1,228,020

		4,533,746

Industrial Components - 2.0%
American Superconducter [a,c]	22,000	450,560
C&D Technologies [a,c]	53,000	263,940
Deswell Industries	105,300	1,042,470
Gerber Scientific [a,c]	50,500	547,925
Ladish Company [a]	10,000	554,800
Planar Systems [a,c]	142,000	952,820
Powell Industries [a]	46,800	1,773,252
Tech/Ops Sevcon	76,200	662,940
II-VI [a]	20,000	690,600

		6,939,307

Machinery - 4.0%
Active Power [a,c]	187,500	414,375
Alamo Group	38,600	949,174
Astec Industries [a,c]	40,200	2,309,490
Burnham Holdings Cl. A [a]	95,000	1,415,500
Capstone Turbine [a,c]	200,000	240,000
Gorman-Rupp Company	4,218	139,869
Hurco Companies [a,c]	14,900	805,494
K-Tron International [a]	5,800	551,000
Keithley Instruments	14,000	148,400
LeCroy Corporation [a]	2,000	14,920
MTS Systems	10,000	416,000
Mueller (Paul) Company	9,650	661,990
Sun Hydraulics	58,425	1,857,915
Tennant Company	88,200	4,295,340

		14,219,467

Metal Fabrication and Distribution - 0.9%
Encore Wire	15,000	376,950
Haynes International [a,c]	8,020	684,667
Insteel Industries	400	6,140
NN	114,300	1,121,283
Olympic Steel	7,000	190,120
Samuel Manu-Tech	2,500	32,700
Universal Stainless & Alloy Products [a,c]	22,797	907,093

		3,318,953

Paper and Packaging - 0.1%
Mod-Pac Corporation [a,c]	23,200	199,520

Pumps, Valves and Bearings - 0.3%
CIRCOR International	28,000	1,271,480

Specialty Chemicals and Materials - 1.8%
Aceto Corporation	323,619	2,912,571
American Vanguard	9,333	182,180
Balchem Corporation	33,750	688,838
Hawkins	118,167	1,701,605
NuCo2 [a,c]	20,000	514,800
Park Electrochemical	10,000	335,800

		6,335,794

Textiles - 0.1%
Unifi [a]	100,000	275,000

Other Industrial Products - 2.0%
Eastern Company (The)	39,750	892,388
Maxwell Technologies [a]	37,400	434,962
Peerless Manufacturing [a]	84,400	2,025,600
Quixote Corporation	33,300	659,340
Raven Industries	73,000	2,923,650

		6,935,940

Total		51,415,253

Industrial Services - 14.5%
Advertising and Publishing - 0.2%
Greenfield Online [a,c]	20,000	305,000
Journal Register	80,200	192,480
LiveDeal [a,c]	48,200	336,918

		834,398

Commercial Services - 5.4%
ADDvantage Technologies Group [a,c]	67,700	549,724
BB Holdings [a]	390,000	1,655,724
CBIZ [a,c]	87,000	691,650
Canadian Solar [a,c]	25,000	236,000
Carlisle Group [a]	188,800	502,170
ClearPoint Business Resources [a,c]	196,500	786,000
Diamond Management & Technology Consultants	138,100	1,270,520
eTelecare Global Solutions ADR [a,c]	5,300	58,088
Forrester Research [a,c]	101,500	2,392,355
GP Strategies [a]	35,000	388,500
Geo Group (The) [a,c]	102,400	3,032,064
Gevity HR	21,000	215,250
Global Sources [a,c]	11,220	248,747
Kforce [a,c]	55,000	707,300
Metalico [a,c]	55,200	502,872
OneSource Services [a]	38,775	515,668
PeopleSupport [a,c]	43,300	517,868
SM&A [a,c]	31,300	213,466
SYS [a,c]	480,000	1,171,200
Volt Information Sciences [a,c]	80,500	1,420,020
Westaff [a]	362,500	1,504,375
Willdan Group [a]	35,100	357,669

		18,937,230

Engineering and Construction - 3.1%
Cavco Industries [a]	9,400	314,900
Exponent [a]	130,600	3,276,754
HLS Systems International [a,c]	199,000	1,645,730
HLS Systems International (Warrants) [a]	183,100	600,568
Hanfeng Evergreen [a]	17,900	265,625
Hill International [a,c]	70,500	634,500
Insituform Technologies Cl. A [a,c]	56,400	858,972
Integrated Electrical Services [a,c]	65,000	1,664,650
Modtech Holdings [a,c]	71,800	132,830
Nobility Homes	13,800	262,200
Skyline Corporation	32,100	965,568
Sterling Construction [a,c]	12,300	283,884

		10,906,181

Food and Tobacco Processors - 1.8%
Cal-Maine Foods	50,000	1,262,000
Farmer Bros.	42,400	1,054,912
Galaxy Nutritional Foods [a]	432,600	138,432
ML Macadamia Orchards L.P.	120,200	587,778
Seneca Foods Cl. A [a]	62,500	1,699,375
Seneca Foods Cl. B [a]	42,500	1,141,125
Sunopta [a]	20,280	293,857

		6,177,479

Industrial Distribution - 0.4%
Central Steel & Wire	1,088	690,880
Lawson Products	19,500	678,795

		1,369,675

Printing - 1.3%
American Bank Note Holographics [a]	242,200	1,211,000
Bowne & Co.	66,500	1,107,890
Champion Industries	23,500	141,235
Courier Corporation	27,950	984,120
Ennis	9,700	213,788
Schawk	38,900	877,973

		4,536,006

Transportation and Logistics - 2.0%
ABX Air [a,c]	100,000	708,000
ExpressJet Holdings [a,c]	100,000	309,000
Forward Air	50,700	1,509,846
Frozen Food Express Industries	92,000	619,160
MAIR Holdings [a,c]	8,600	50,912
Marten Transport [a,c]	21,450	330,544
Patriot Transportation Holding [a]	3,000	295,020
Universal Truckload Services [a]	134,200	2,947,032
Velocity Express [a,c]	234,816	131,497

		6,901,011

Other Industrial Services - 0.3%
Landauer	21,300	1,085,448
Team [a]	4,400	120,472

		1,205,920

Total		50,867,900

Natural Resources - 10.8%
Energy Services - 4.3%
CE Franklin [a]	27,050	305,665
Dril-Quip [a,c]	55,000	2,714,250
Environmental Power [a]	115,000	609,500
Flotek Industries [a,c]	2,800	123,620
Green Plains Renewable Energy [a,c]	16,400	186,140
Gulf Island Fabrication	34,016	1,305,874
GulfMark Offshore [a,c]	55,400	2,695,764
ION Geophysical [a,c]	43,500	601,605
Particle Drilling Technologies [a,c]	40,000	132,000
Pason Systems	209,200	3,129,640
Willbros Group [a,c]	67,600	2,298,400
World Energy Solutions [a]	859,400	941,784

		15,044,242

Oil and Gas - 1.6%
Bonavista Energy Trust	44,600	1,301,254
Bronco Drilling [a,c]	33,200	491,360
Cano Petroleum [a]	45,200	335,384
FX Energy [a,c]	108,100	805,345
Gran Tierra Energy [a,c]	124,900	199,840
Houston American Energy [a,c]	63,400	268,182
Nuvista Energy [a]	121,000	1,672,699
PetroCorp [a,d]	104,200	0
Pioneer Drilling [a]	7,500	91,350
Storm Cat Energy [a,c]	291,200	218,400
TXCO Resources [a,c]	5,500	49,280

		5,433,094

Precious Metals and Mining - 3.6%
Allied Nevada Gold [a]	79,700	398,500
Aurizon Mines [a]	197,000	819,520
Brush Engineered Materials [a,c]	15,500	804,295
Central African Gold [a]	89,790	74,403
Chesapeake Gold [a]	20,000	130,699
Duluth Metals [a]	157,500	444,955
Endeavour Mining Capital	337,000	3,259,377
Endeavour Silver [a]	50,000	166,500
Entree Gold [a]	177,900	444,750
Gammon Gold [a,c]	83,836	992,618
Golden Star Resources [a,c]	168,100	680,805
Kimber Resources [a]	560,000	515,200
Metallica Resources [a,c]	186,300	827,172
Midway Gold [a]	227,500	709,043
Minefinders Corporation [a]	36,000	384,120
New Gold [a,c]	141,200	865,556
Northern Orion Resources [a]	28,200	181,326
Northgate Minerals [a]	270,000	766,800
Uranium Resources [a,c]	11,100	104,229
Vista Gold [a,c]	50,000	230,000

		12,799,868

Real Estate - 0.4%
HomeFed Corporation [a]	11,352	718,014
Kennedy-Wilson [a,c]	21,500	838,500

		1,556,514

Other Natural Resources - 0.9%
PICO Holdings [a]	45,700	1,898,835
Pope Resources L.P.	33,000	1,398,870

		3,297,705

Total		38,131,423

Technology - 22.7%
Aerospace and Defense - 2.6%
Aerovironment [a,c]	13,800	317,538
Allied Defense Group (The) [a]	42,400	333,688
Astronics Corporation [a]	26,400	1,150,248
Ducommun [a]	72,100	2,328,830
HEICO Corporation	41,600	2,053,376
HEICO Corporation Cl. A	24,160	954,320
Integral Systems	59,110	1,270,274
SIFCO Industries [a,c]	45,800	723,640

		9,131,914

Components and Systems - 2.9%
Acacia Research-Acacia Technologies [a,c]	88,150	1,294,042
CSP [a,c]	122,581	947,551
DDi Corporation [a,c]	32,547	215,787
Excel Technology [a]	91,900	2,292,905
Giga-tronics [a,c]	3,200	6,784
MOCON	15,600	182,520
Neoware [a,c]	2,600	42,172
RadiSys Corporation [a,c]	30,000	373,500
Richardson Electronics	241,350	1,653,248
Rimage Corporation [a,c]	20,000	448,800
SCM Microsystems [a,c]	37,900	112,563
SRS Labs [a,c]	10,000	73,300
Spectrum Control [a,c]	38,300	554,967
TTM Technologies [a,c]	124,700	1,442,779
TransAct Technologies [a]	78,600	480,246

		10,121,164

Distribution - 0.6%
Agilysys	90,000	1,521,000
Nu Horizons Electronics [a,c]	40,000	377,200
PC Mall [a,c]	26,000	405,860

		2,304,060

Internet Software and Services - 1.7%
Art Technology Group [a,c]	148,000	446,960
Descartes Systems Group (The) [a,c]	49,200	232,224
iPass [a,c]	190,000	798,000
Jupitermedia Corporation [a,c]	355,800	2,252,214
Lionbridge Technologies [a,c]	131,500	524,685
NIC	26,800	185,992
SkyTerra Communications [a]	62,200	447,840
Stamps.com [a]	80,000	957,600

		5,845,515

IT Services - 4.6%
BluePhoenix Solutions [a,c]	28,000	515,480
CIBER [a,c]	182,662	1,426,590
Cogent Communications Group [a,c]	24,800	578,832
Computer Task Group [a]	461,300	2,006,655
iGATE Corporation [a,c]	273,400	2,343,038
Rainmaker Systems [a,c]	58,000	502,860
Sapient Corporation [a,c]	500,000	3,355,000
Syntel	54,300	2,257,794
TriZetto Group (The) [a]	145,200	2,542,452
Yucheng Technologies [a,c]	77,600	744,960

		16,273,661

Semiconductors and Equipment - 3.1%
Actions Semiconductor ADR [a,c]	200,300	1,105,656
Cascade Microtech [a]	55,037	545,967
CEVA [a]	9,800	88,102
Cohu	17,800	333,750
Electroglas [a]	281,700	647,910
Exar Corporation [a,c]	121,208	1,582,976
Ikanos Communications [a]	18,200	101,374
Intevac [a]	40,550	616,360
Jazz Technologies (Units) [a]	205,000	779,000
Jinpan International	16,250	466,375
Nanometrics [a,c]	34,000	304,980
NetList [a]	77,200	159,804
Nextest Systems [a]	33,900	435,954
PDF Solutions [a,c]	25,000	247,000
Photronics [a,c]	29,750	339,448
QuickLogic Corporation [a,c]	20,000	65,200
Rudolph Technologies [a]	12,500	172,875
Saifun Semiconductors [a,c]	27,100	269,916
Semitool [a,c]	25,500	247,350
Vimicro International ADR [a,c]	110,000	584,100
Virage Logic [a,c]	180,000	1,335,600
Zarlink Semiconductor [a]	342,200	475,658

		10,905,355

Software - 4.6%
ACI Worldwide [a,c]	97,600	2,181,360
Aladdin Knowledge Systems [a]	27,300	610,428
Borland Software [a,c]	70,000	304,500
Bottomline Technologies [a,c]	48,300	605,199
Convera Corporation Cl. A [a,c]	170,000	663,000
Digimarc Corporation [a,c]	66,000	595,980
DivX [a,c]	19,000	282,530
Evans & Sutherland Computer [a]	73,500	152,880
Fundtech [a,c]	51,000	894,540
ILOG ADR [a,c]	35,000	410,200
JDA Software Group [a,c]	59,500	1,229,270
OpenTV Cl. A [a,c]	429,300	635,364
Pegasystems	330,200	3,929,380
Phase Forward [a,c]	43,000	860,430
PLATO Learning [a,c]	160,000	604,800
SPSS [a,c]	41,800	1,719,652
SeaChange International [a,c]	20,000	138,400
TeleCommunication Systems Cl. A [a,c]	10,000	39,900
Trintech Group ADR [a,c]	94,852	403,121
uWink [a,c]	9,000	34,380

		16,295,314

Telecommunications - 2.6%
Anaren [a]	30,900	435,690
Atlantic Tele-Network	4,100	149,035
Captaris [a]	43,300	229,057
Communications Systems	10,700	112,350
Extreme Networks [a,c]	11,500	44,160
InPhonic [a,c]	195,800	538,450
NMS Communications [a,c]	630,000	774,900
North Pittsburgh Systems	23,200	551,232
PC-Tel [a]	69,600	528,264
Performance Technologies [a]	41,250	206,662
Radyne Corporation [a,c]	42,820	451,323
REMEC [a]	143,387	243,758
Symmetricom [a,c]	62,082	291,785
UCN [a]	180,800	723,200
ViaSat [a,c]	76,812	2,368,114
WJ Communications [a]	247,400	321,620
Zhone Technologies [a,c]	861,600	1,025,304

		8,994,904

Total		79,871,887

Miscellaneous [e] - 3.3%
Total		11,534,562

TOTAL COMMON STOCKS
(Cost $263,497,006)		379,992,552

PREFERRED STOCKS - 1.5%
Edge Petroleum 5.75% Ser. A Conv.	69,000	3,307,170
Seneca Foods Conv. [a]	75,409	1,922,930

TOTAL PREFERRED STOCKS
(Cost $4,393,607)		5,230,100

REPURCHASE AGREEMENT - 7.9%
State Street Bank & Trust Company,
4.75% dated 9/28/07, due 10/1/07,
maturity value $27,784,994 (collateralized
by obligations of various U.S. Government
Agencies, valued at $29,580,000)
(Cost $27,774,000)		27,774,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 13.5%
U.S. Treasury Bonds
2.375%-8.125% due 8/15/19-1/15/27	$194,205	195,416
U.S. Treasury Notes
0.875%-4.875% due 1/31/09-11/30/11	10,963	11,029
U.S. Treasury Strip-Principal
due 11/15/09-11/15/21	25,767	25,767
U.S. Treasury Strip-Interest
due 11/15/10	689	689
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-5.23%)		47,414,968

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $47,647,869)		47,647,869

TOTAL INVESTMENTS - 130.9%
(Cost $343,312,482)		460,644,521

LIABILITIES LESS CASH
AND OTHER ASSETS - (13.8)%		(48,653,665)

PREFERRED STOCK - (17.1)%		(60,000,000)

NET ASSETS APPLICABLE TO
COMMON STOCKHOLDERS - 100.0%		$351,990,856

a	Non-income producing.

b	At September 30, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2007:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/2006	12/31/2006	Purchases	Sales	Gain (Loss)	Income	9/30/2007	9/30/2007

BKF Capital Group	406,500	1,361,775	-	-	-	-	406,500	955,275
Highbury Financial	580,400	3,383,732	-	-	-	-	580,400	2,605,996

		$4,745,507			-	-		$3,561,271

c	All or a portion of these securities were on loan at September 30, 2007. Total market value of loaned securities at September 30, 2007 was $45,731,992.

d	Securities for which market quotations are no longer readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

e	Includes securities first acquired in 2007 and less than 1% of net assets applicable to Common Stockholders.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $344,144,529. At September 30, 2007, net unrealized appreciation for all securities was $116,499,992, consisting of aggregate gross unrealized appreciation of $145,916,662 and aggregate gross unrealized depreciation of $29,416,670. The primary difference in book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 15, 2007

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 15, 2007